COMMON STOCK (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014	Sep. 30, 2011
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Shares, Issued	89,036,000	89,036,000	89,036,000
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	89,036,000	89,036,000	89,036,000
Common Stock, Shares	948,030
Common Stock cancelled for settlement		1,060,000
Common Stock issued for acquisition		70,000,000
Warrant outstanding to purchase common stock	1,508,030
Option outstanding to purchase common stock	14,750,000
Capital Stock issued on diluted basis		90,544,030		22,253,039
Common Stock outstanding on diluted basis		90,544,030
Private Placement [Member]
Common Stock, Shares, Issued		300,000		1,300,000